UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine             Westport, CT            11/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   47
                                               -------------

Form 13F Information Table Value Total:             $165,356
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name


     1. 28-12871 CHARTER OAK MANAGEMENT GP LLC, GENERAL PARTNER


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN
--------------------------    ---------------- ----------- ----------- ----------- ---- ----- ----------- --------- ----------------
   NAME OF ISSUER             TITLE OF CLASS       CUSIP      VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                                             (x1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
--------------------------    ---------------- ----------- ----------- ----------- ---- ----- ----------- --------- ----------------
ABBOTT LABS                       COM             002824100     11,678     202,807  SH         SOLE                 202,807    0   0
AIR PRODS & CHEMS INC             COM             009158106      1,027      15,000  SH         SOLE                  15,000    0   0
ANADARKO PETE CORP                COM             032511107      6,064     125,000  SH         SOLE                 125,000    0   0
AT&T INC                          COM             00206R102      7,329     262,489  SH         SOLE                 262,489    0   0
BAKER HUGHES INC                  COM             057224107      9,237     152,582  SH         SOLE                 152,582    0   0
CADBURY PLC                       SPONS ADR       12721E102      3,888      94,967  SH         SOLE                  94,967    0   0
CELANESE CORP DEL                 COM SER A       150870103      2,792     100,050  SH         SOLE                 100,050    0   0
DARDEN RESTAURANTS INC            COM             237194105      1,002      35,000  SH         SOLE                  35,000    0   0
DEERE & CO                        COM             244199105      3,465      70,000  SH         SOLE                  70,000    0   0
DELTA AIR LINES INC DEL           COM NEW         247361702      1,863     250,100  SH         SOLE                 250,100    0   0
EATON CORP                        COM             278058102        955      17,000  SH         SOLE                  17,000    0   0
GENENTECH INC                     COM NEW         368710406      8,868     100,000  SH         SOLE                 100,000    0   0
GENERAL CABLE CORP DEL NEW        COM             369300108      3,400      95,425  SH         SOLE                  95,425    0   0
INNOPHOS HOLDINGS INC             COM             45774N108        239       9,802  SH         SOLE                   9,802    0   0
KEY ENERGY SVCS INC               COM             492914106      7,226     622,891  SH         SOLE                 622,891    0   0
KOHLS CORP                        COM             500255104        922      20,000  SH         SOLE                  20,000    0   0
MCKESSON CORP                     COM             58155Q103      1,076      20,000  SH         SOLE                  20,000    0   0
MEDTRONIC INC                     COM             585055106      4,927      98,340  SH         SOLE                  98,340    0   0
METTLER TOLEDO INTERNATIONAL      COM             592688105        872       8,900  SH         SOLE                   8,900    0   0
MYLAN INC                         COM             628530107      8,541     747,891  SH         SOLE                 747,891    0   0
O REILLY AUTOMOTIVE INC           COM             686091109      5,177     193,387  SH         SOLE                 193,387    0   0
OLIN CORP                         COM PAR $1      680665205        691      35,600  SH         SOLE                  35,600    0   0
OWENS ILL INC                     COM NEW         690768403      2,940     100,000  SH         SOLE                 100,000    0   0
POTASH CORP SASK INC              COM             73755L107      1,056       8,000  SH         SOLE                   8,000    0   0
POWERWAVE TECHNOLOGIES INC        COM             739363109      1,178     297,440  SH         SOLE                 297,440    0   0
PRAXAIR INC                       COM             74005P104      1,076      15,000  SH         SOLE                  15,000    0   0
PREMIER EXIBITIONS INC            COM             74051E102        969     539,503  SH         SOLE                 539,503    0   0
QUALCOMM INC                      COM             747525103        859      20,000  SH         SOLE                  20,000    0   0
QUALCOMM INC                      COM             747525103         22         500  SH  CALL   SOLE                     500    0   0
RADNET INC                        COM             750491102      3,268     814,840  SH         SOLE                 814,840    0   0
ROCHE HLDG LTD SPONS              COM             771195104      8,630     111,649  SH         SOLE                 111,649    0   0
SMITH INTL INC                    COM             832110100      5,802      98,949  SH         SOLE                  98,949    0   0
SOUTH JERSEY INDS INC             COM             838518108        993      27,825  SH         SOLE                  27,825    0   0
SPDR GOLD TRUST                   GOLD SHS        78463V107        842       9,895  SH         SOLE                   9,895    0   0
TALISMAN ENERGY INC               COM             87425E103      7,118     500,584  SH         SOLE                 500,584    0   0
TD AMERITRADE HLDG CORP           COM             87236Y108      3,953     237,149  SH         SOLE                 237,149    0   0
TEVA PHARMACEUTICAL INDS LTD      ADR             881624209     11,619     253,737  SH         SOLE                 253,737    0   0
TIME WARNER INC                   COM             887317105      5,518     420,866  SH         SOLE                 420,866    0   0
TRANSMONTAIGNE PARTNERS L P       COM UNIT L P    89376V100      2,498     119,100  SH         SOLE                 119,100    0   0
UAL CORP                          COM NEW         902549807      1,758     200,000  SH         SOLE                 200,000    0   0
VELOCITY EXPRESS CORP             COM PAR NEW     92257T707        107     369,058  SH         SOLE                 369,058    0   0
VELOCITY EXPRESS CORP             CONV PFD        92257T939         62      78,989  SH         SOLE                  78,989    0   0
VELOCITY EXPRESS CORP             SER N           92257T970         23     213,693  SH         SOLE                 213,693    0   0
VELOCITY EXPRESS CORP             SER Q           92257TXY4         24      83,861  SH         SOLE                  83,861    0   0
WAL MART STORES INC               COM             931142103      7,713     128,788  SH         SOLE                 128,788    0   0
WESTERN GAS PARTNERS LP           COM UNIT LP IN  958254104      2,671     202,313  SH         SOLE                 202,313    0   0
WILLIAMS PARTNERS L P             COM UNIT L P    96950F104      3,418     132,208  SH         SOLE                 132,208    0   0

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